MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Schedule of mineral properties, plant and equipment

	Mineral	Construction	Plant and	ROU	Exploration and
	properties	in progress	equipment	assets	evaluation assets	Total

Year ended December 31, 2018
Cost
Balance - January 1, 2018	$807,519	$5,723	$544,849	$—	$246,463	$1,604,554
Additions	641	17,935	1,199	—	5,544	25,319
Transfer from construction in progress to plant and equipment	—	(10,008)	10,008	—	—	—
Transfer from construction in progress to mineral properties	4,467	(4,467)	—	—	—	—
Balance - December 31, 2018	$812,627	$9,183	$556,056	$—	$252,007	$1,629,873

Accumulated depreciation and depletion
Balance - January 1, 2018	$14,924	$—	$24,770	$—	$—	$39,694
Depreciation and depletion	36,066	—	31,194	—	—	67,260
Balance - December 31, 2018	$50,990	$—	$55,964	$—	$—	$106,954
Net book value - December 31, 2018	$761,637	$9,183	$500,092	$—	$252,007	$1,522,919

	Mineral	Construction	Plant		Exploration and
	properties	in progress	and equipment	ROU assets	evaluation assets	Total
Year ended December 31, 2019
Cost
Balance - December 31, 2018	$812,627	$9,183	$556,056	$—	$252,007	$1,629,873
Adjustment on adoption of IFRS 16	—	—	—	11,891	—	11,891
Transfer from plant and equipment to ROU assets	—	—	(888)	888	—	—
Adjusted balance - January 1, 2019	$812,627	$9,183	$555,168	$12,779	$252,007	$1,641,764
Additions	—	33,777	2,128	6,496	11,076	53,477
Transfer from construction in progress to plant and equipment	—	(15,430)	15,430	—	—	—
Transfer from construction in progress to mineral properties	2,127	(2,127)	—	—	—	—
Transfer from inventory to plant and equipment	—	—	1,056	—	—	1,056
Transfer from construction in progress to ROU assets	—	(25)	—	25	—	—
Recoveries from BCMETC	(6,065)	—	—	—	(505)	(6,570)
Disposals	—	—	(535)	—	—	(535)
Balance - December 31, 2019	$808,689	$25,378	$573,247	$19,300	$262,578	$1,689,192

Accumulated depreciation and depletion
Balance - December 31, 2018	$50,990	$—	$55,964	$—	$—	$106,954
Transfer from plant and equipment to ROU assets	—	—	(42)	42	—	—

Adjusted balance - January 1, 2019	$50,990	$—	$55,922	$42	$—	$106,954
Depreciation and depletion	41,880	—	34,955	5,375	—	82,210
Disposals	—	—	(484)	—	—	(484)
Balance - December 31, 2019	$92,870	$—	$90,393	$5,417	$—	$188,680
Net book value - December 31, 2019	$715,819	$25,378	$482,854	$13,883	$262,578	$1,500,512